PRUDENTIAL GLOBAL SHORT TERM HIGH YIELD FUND, INC.

Gateway Center Three, 4th floor
100 Mulberry Street

Newark, New Jersey 07102-4077

July 24, 2012

VIA EDGAR SUBMISSION

U.S. Securities and Exchange Commission

100 F Street, NE
Washington, DC 20549

Re:     Prudential Global Short Duration High Yield Fund, Inc.

Initial Registration Statement on Form N-2

Dear Sir or Madam:

On behalf of the Prudential Global Short Duration High Yield Fund, Inc. (the “Fund”), transmitted herewith for filing with the Securities and Exchange Commission (the “Commission”) under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940 (the “1940 Act”), is the Fund’s initial Registration Statement on Form N-2, including the exhibits thereto (the “Registration Statement”).The Registration Statement relates to the Fund’s offering of shares of common stock, par value $0.001 per share (the “Common Stock”). Immediately prior to the filing of this Registration Statement, the Fund transmitted for filing with the Commission its Form N-8A Notification of Registration Statement.

Prior to this filing, a wire transfer in the amount of $114.60 was made to the Commission’s designated lockbox in Pittsburg, Pennsylvania. Such fees constitute payment of the fee required by the Securities Act for the registration of 40,000 shares of Common Stock.

In Investment Company Act Release No. 137 68 (February 15, 1991) (the “Release”), the Division of Investment Management announced review procedures for investment companies providing for expedited cursory or partial review of investment company registration statements, in the discretion of the staff, if certain conditions are met. The Release requests that information be furnished to the staff concerning the extent to which the current filing contains disclosure information that is similar to information contained within filings of the same complex that previously were reviewed by the Commission.

The Fund’s prospectus is substantially similar in all respects to the disclosure contained in the registration statement on Form N-1A of the Prudential Global Short Duration Fund, Inc. (the “Prior Registration Statement”), which was declared effective by the staff on April 25, 2012, except for the following:

•

Disclosures relating to the Fund’s focus on “global” investing that appear on the cover page, “Prospectus Summary—Investment Objective and Policies” and “Investment Objective and Policies—Investment Policies” and

•	“Table of Contents for the Statement of Additional Information.”

The Fund’s statement of additional information (“SAI”) is substantially similar in all respects to the disclosure contained in the Prior Registration Statement, except for the following:

•

“Investment Policies and Techniques.” However, the disclosure contained in this section is substantially similar to the disclosure contained in the Registration Statement for the Prudential World Fund, Inc. (811-03981) which was reviewed by the staff in May, 2012.

To the extent that the Registration Statement is substantially similar to the Prior Registration Statement, we respectfully request limited review of the Registration Statement by the staff.

The Fund believes that the presentation of information in the Prospectus and in the Prospectus Summary contained therein provides a “clear, concise, and understandable” explanation of the Fund’s policies and avoids “the use of technical or legal terms, complex language, or excessive detail” as required by Part A of General Instruction H to Form N-2.

We would be pleased to provide you with any additional information you may require or with copies of any of the materials referred to above. Because the Fund intends to distribute its preliminary prospectus in the fourth quarter of 2012, we would appreciate any comments the Commission staff may have by August24, 2012. Please feel free to email ay such correspondence to my attention at claudia.digiacomo@prudential.com.

If you have any questions or comments with respect to the foregoing, or if I can be of any further assistance in facilitating the Staff’s review, please contact me at 973-802-5032. Thank you for your assistance in this matter.

                                   Very truly yours,

                                   /s/ Claudia DiGiacomo
                                   Claudia DiGiacomo
                                   Secretary